Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Current and Non-Current Distinction	The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2020 and 2019.

	At March 31, 2020
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥854,548	¥43,708	¥898,256
Reverse repurchase agreements and cash collateral on securities borrowed	13,676,260	69,736	13,745,996
Financial assets at fair value through profit or loss	298,350	1,180,006	1,478,356
Investment securities:
Debt instruments at amortized cost	287,432	33,339	320,771
Debt instruments at fair value through other comprehensive income	5,578,741	12,475,423	18,054,164
Equity instruments at fair value through other comprehensive income	—	3,489,451	3,489,451
Loans and advances	32,884,236	61,787,582	94,671,818
Other financial assets	4,109,546	120,132	4,229,678
Liabilities:
Deposits	¥133,891,776	¥4,539,642	¥138,431,418
Call money and bills sold	3,740,540	—	3,740,540
Repurchase agreements and cash collateral on securities lent	15,455,782	—	15,455,782
Borrowings	10,482,673	6,638,689	17,121,362
Debt securities in issue	3,009,936	7,975,112	10,985,048
Other financial liabilities	7,146,795	3,456	7,150,251

	At March 31, 2019
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥2,416,538	¥49,207	¥2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	10,273,844	72,150	10,345,994
Financial assets at fair value through profit or loss	871,333	1,770,083	2,641,416
Investment securities:
Debt instruments at amortized cost	46,912	272,002	318,914
Debt instruments at fair value through other comprehensive income	2,381,961	10,951,260	13,333,221
Equity instruments at fair value through other comprehensive income	—	4,172,892	4,172,892
Loans and advances	31,176,468	59,506,470	90,682,938
Other financial assets	3,507,199	101,930	3,609,129
Liabilities:
Deposits	¥129,647,380	¥4,757,272	¥134,404,652
Call money and bills sold	1,307,779	—	1,307,779
Repurchase agreements and cash collateral on securities lent	12,887,249	—	12,887,249
Borrowings	8,713,483	3,454,375	12,167,858
Debt securities in issue	3,521,706	7,649,503	11,171,209
Other financial liabilities	5,593,895	2,618	5,596,513